DIVIDENDS AND INTEREST ON EQUITY - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DIVIDENDS AND INTEREST ON EQUITY
Beginning Balance	R$ 3,865,998	R$ 3,587,417
Supplementary dividends	1,587,518	2,195,575
Interim interest on equity (net of IRRF)	3,824,750	3,435,500
Unclaimed dividends and interest on equity	(116,236)	(99,788)
Payment of dividends and interest on equity	(4,901,326)	(5,259,367)
IRRF on shareholders exempt/immune from interest on equity	5,011	6,661
Ending Balance	R$ 4,265,715	R$ 3,865,998